Note 7 - Leases - Future Commitments Under Long-term Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
2020, finance	$ 332
2020, operating	575
2020, total	907
2021, finance	285
2021, operating	513
2021, total	798
2022, finance	87
2022, operating	323
2022, total	410
2023, finance	29
2023, operating	154
2023, total	183
2024, finance	18
2024, operating	27
2024, total	45
Thereafter, finance	420
Thereafter, operating
Thereafter, total	420
Total lease payments, finance	1,171
Total lease payments, operating	1,592
Total lease payments, total	2,763
Less imputed interest, finance	321
Less imputed interest, operating	126
Less imputed interest, total	447
Total, finance	850	$ 924
Total, operating	1,466
Total, total	2,316
Less: current portion of obligations under leases, finance	295	236
Less: current portion of obligations under leases, operating	513
Less: current portion of obligations under leases, total	808
Long-term portion of obligations under leases, finance	555	688
Long-term portion of obligations under leases, operating	953
Long-term portion of obligations under leases, total	$ 1,508